Loans - Summary of Defaulted TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable Modifications Number Of Contracts [Line Items]
Construction	5	8	12
Recorded Investment	$ 3,544	$ 2,938	$ 7,872
Defaulted Trouble Debt Restructuring Ninety Days Past Due [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Construction	1	5	5
Recorded Investment	207	908	6,843
Defaulted Trouble Debt Restructuring Ninety Days Past Due [Member] | One-to Four-Family [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Construction		5	3
Recorded Investment		908	812
Defaulted Trouble Debt Restructuring Ninety Days Past Due [Member] | Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Construction	1		2
Recorded Investment	$ 207		$ 6,031